Consolidated Balance Sheet - CAD ($) $ in Millions	Jul. 31, 2026		Oct. 31, 2025
Assets
Cash and Cash Equivalents	$ 74,086	[1]	$ 67,484
Interest Bearing Deposits with Banks	3,200		2,838
Securities (Note 2)
Trading	204,818		192,303
Fair value through profit or loss	23,760		21,354
Fair value through other comprehensive income	137,070		113,209
Debt securities at amortized cost	92,978		96,610
Securities (Note 2)	458,626		423,476
Securities Borrowed or Purchased Under Resale Agreements	109,018		129,421
Loans (Note 3)
Residential mortgages	196,924		196,033
Consumer instalment and other personal	94,269		92,741
Credit cards	12,041		12,649
Business and government	398,508		380,788
Loans gross of allowance for loan losses	701,742		682,211
Allowance for credit losses (Note 3)	(5,247)		(5,050)
Loans, net	696,495		677,161
Other Assets
Derivative instruments	67,997		57,151
Customers’ liability under acceptances	1,432		711
Premises and equipment	6,331		6,252
Goodwill	16,086		16,797
Intangible assets	5,158		4,758
Current tax assets	1,965		1,970
Deferred tax assets	3,162		2,732
Receivable from brokers, dealers and clients	45,928		43,167
Other	49,201		42,884
Other Assets	197,260		176,422
Total Assets	1,538,685		1,476,802
Liabilities and Equity
Deposits (Note 4)	1,017,834		976,202
Other Liabilities
Derivative instruments	69,597		58,729
Acceptances	1,432		711
Securities sold but not yet purchased	51,098		54,876
Securities lent or sold under repurchase agreements	124,983		134,967
Securitization and structured entities’ liabilities	62,911		51,562
Insurance-related liabilities (Note 5)	21,300		20,436
Payable to brokers, dealers and clients	50,945		45,170
Other	44,517		37,549
Other Liabilities	426,783		404,000
Subordinated Debt (Note 4)	7,495		8,500
Total Liabilities	1,452,112		1,388,702
Equity
Contributed surplus	403		373
Retained earnings	47,734		47,377
Accumulated other comprehensive income	7,207		7,986
Total shareholders’ equity	86,523		88,051
Non-controlling interest in subsidiaries	50		49
Total Equity	86,573		88,100
Total Liabilities and Equity	1,538,685		1,476,802
Preferred shares and other equity instruments
Equity
Issued capital	7,706		8,956
Total Equity	7,706		8,956
Common shares
Equity
Issued capital	23,473		23,359
Total Equity	$ 23,473		$ 23,359

[1]	We are required to maintain reserves or minimum balances with certain central banks, regulatory bodies and counterparties, totalling $61 million as at July 31, 2026 ($108 million as at October 31, 2025).